Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue from royalty, streams and working interests (Note 12)	$ 366.7	$ 257.6	$ 732.2	$ 513.2
Interest revenue (Note 6a and b)	2.7	2.2	5.6	3.1
Other interest income		0.3		0.6
Total revenue	369.4	260.1	737.8	516.9
Costs of sales
Costs of sales (Note 13)	33.5	29.1	72.0	62.7
Depletion and depreciation	64.0	52.9	132.4	111.1
Total costs of sales	97.5	82.0	204.4	173.8
Gross profit	271.9	178.1	533.4	343.1
Other operating expenses (income)
General and administrative expenses (Note 14)	5.7	7.6	14.4	11.8
Share-based compensation expenses (Note 15)	2.8	1.8	8.5	4.6
Cobre Panama arbitration expenses (Note 25a)	3.9	0.8	4.6	2.3
Impairment reversal (Note 9)	(4.1)		(4.1)
Gain on disposal of royalty interests				(0.3)
Gain on sale of gold and silver bullion (Note 7)	(42.2)	(1.1)	(49.3)	(2.5)
Total other operating (income) expenses	(33.9)	9.1	(25.9)	15.9
Operating income	305.8	169.0	559.3	327.2
Foreign exchange gain (loss) and other income (expenses) (Note 17)	4.1	(9.8)	9.8	(11.4)
Income before finance items and income taxes	309.9	159.2	569.1	315.8
Finance items (Note 18)
Finance income	6.6	16.2	17.7	32.2
Finance expenses	(0.8)	(0.6)	(1.5)	(1.2)
Net income before income taxes	315.7	174.8	585.3	346.8
Income tax expense (Note 19)	68.6	95.3	128.4	122.8
Net income	247.1	79.5	456.9	224.0
Items that may be reclassified subsequently to profit and loss:
Currency translation adjustment	95.7	(12.3)	98.4	(51.5)
Items that will not be reclassified subsequently to profit and loss:
Gain on changes in the fair value of equity investments at fair value through other comprehensive income ("FVTOCI"), net of income tax (Note 5)	31.2	15.4	180.0	17.2
Other comprehensive income (loss), net of taxes	126.9	3.1	278.4	(34.3)
Comprehensive income	$ 374.0	$ 82.6	$ 735.3	$ 189.7
Earnings per share (Note 21)
Basic earnings per share (in dollars per share)	$ 1.28	$ 0.41	$ 2.37	$ 1.17
Diluted earnings per share (in dollars per share)	$ 1.28	$ 0.41	$ 2.37	$ 1.16
Weighted average number of shares outstanding (Note 23)
Basic EPS - (in shares)	192.7	192.3	192.6	192.2
Diluted EPS - (in shares)	193.0	192.5	192.9	192.4